As filed with the Securities and Exchange Commission on March 6, 2008
1933 Act Registration No. 33-96132
1940 Act Registration No. 811-9086

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No	[_]
Post-Effective Amendment No. 28	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 29	[X]

TD ASSET MANAGEMENT USA FUNDS INC.
(Exact Name of Registrant as Specified in Charter)

31 West 52nd Street, New York, New York 10019
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:
(212) 827-7061

David A. Hartman, President
TD Asset Management
USA Inc.
31 West 52nd Street
New York, NY 10019
(Name and Address of Agent for Service)

Copies of communications to:

Margery K. Neale, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, N.Y. 10019

It is proposed that this filing will become effective (check appropriate box):

[X]	Immediately upon filing pursuant to paragraph (b)

[_]	On (date) pursuant to paragraph (b)

[_]	60 days after filing pursuant to paragraph (a) (1)

[_]	On (date) pursuant to paragraph (a) (1)

[_]	75 days after filing pursuant to paragraph (a) (2)

[_]	On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[_]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 28 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No.27.

PART C

OTHER INFORMATION

TD ASSET MANAGEMENT USA FUNDS INC.

Item 23. Exhibits.

(a)	(1)	Articles of Incorporation dated August 16, 1995 (see Note B)

	(2)	Articles of Amendment to Articles of Incorporation dated December 18, 1997 (see Note D)

	(3)	Articles of Amendment to Articles of Incorporation dated March 12, 1998 (see Note E)

	(4)	Articles of Amendment to Articles of Incorporation dated July 22, 1998 (see Note F)

	(5)	Articles of Amendment to Articles of Incorporation dated March 29, 1999 (see Note F)

	(6)	Articles of Amendment to Articles of Incorporation dated September 20, 1999 (see Note F)

	(7)	Articles of Amendment to Articles of Incorporation dated November 8, 1999 (see Note G)

	(8)	Articles of Amendment to Articles of Incorporation dated November 4, 2005 (see Note L)

	(9)	Articles Supplementary to Articles of Incorporation dated November 4, 2005 (see Note L)

	(10)	Articles of Amendment to Articles of Incorporation dated October 3, 2006 (see Note N)

	(11)	Articles Supplementary to Articles of Incorporation dated October 3, 2006 (see Note N)

	(12)	Articles of Amendment to Articles of Incorporation dated December 15, 2006 (see Note O)

	(13)	Articles Supplementary to Articles of Incorporation dated December 15, 2006 (see Note Q)

	(14)	Articles Supplementary to Articles of Incorporation dated September 24, 2007 (see Note R)

(b)		By-Laws, as amended to date (see Note O)

(c)		Instruments Defining Shareholder Rights (incorporated by reference to Exhibits (a) and (b) to the Registration Statement, as incorporated herein)

(d)	(1)

Investment Management Agreement between Registrant and Waterhouse Asset Management, Inc., on behalf of Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, dated October 15, 1996 (see Note C)

(2)

Amendment to Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc., relating to the provision of services to California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio, dated August 31, 2000 (see Note H)

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	(3)	Amendment to Investment Management Agreement, reflecting name changes, dated June 1, 2005 (see Note M)

	(4)	Amendment to Investment Management Agreement, reflecting fee reduction (see Note M)

	(5)	Amendment to Investment Management Agreement relating to the provision of services to TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund, dated September 18, 2006 (see Note O)

	(6)	Amendment to Investment Management Agreement, reflecting fee changes, dated February 1, 2006 (see Note R)

(e)	(1)	Distribution Agreement between Registrant and SEI Investments Distribution Company on behalf of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio, TDAM New York Municipal Money Market Portfolio, TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund, TDAM Short-Term Investment Fund and TDAM Short-Term Bond Fund, dated July 27, 2007 (see Note R)

	(2)	Form of Sub-Distribution Agreement (see Note R)

(f)		Inapplicable

(g)	(1)	Custody Agreement between Registrant and The Bank of New York, on behalf of Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, dated December 19, 1995 (see Note B)

	(2)	Amendment to Custody Agreement between Registrant and The Bank of New York, on behalf of Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio, dated December 10, 1997 (see Note E)

(3)

Amendment to Custody Agreement between Registrant and The Bank of New York, relating to the provision of services to California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio, dated August 1, 2000 (see Note H)

	(4)	Amendment to Custody Agreement between Registrant and The Bank of New York dated June 6, 2001 (see Note I)

	(5)	Amended Appendix B to the Custody Agreement dated September 18, 2006 (see Note O)

	(6)	Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York dated June 6, 2001 (see Note I)

	(7)	Amendment to Amended and Restated Foreign Custody Manager Agreement dated September 18, 2006 (see Note O)

(h)	(1)

Transfer Agency Agreement between Registrant and TD AMERITRADE Clearing, Inc., on behalf of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio, dated May 9, 2007 (see Note R)

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(2)	Amended Schedule A to Transfer Agency Agreement between Registrant and TD AMERITRADE Clearing, Inc. dated September 24, 2007 (see Note R)

(3)

Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. relating to the provision of services to TDAM Short-Term Investment Fund, TDAM Short-Term Bond Fund, TDAM Institutional Money Market Fund and TDAM Institutional U.S. Government Fund (see Note R)

(4)	Amended Schedule A to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. dated September 24, 2007 (see Note R)

(5)	Amendment to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc. dated December 11, 2007, filed herewith

(6)	Form of Shareholder Servicing Plan (see Note A)

(7)	Form of Shareholder Services Agreement (see Note A)

(8)	Shareholder Services Agreement for Waterhouse Securities Inc. (predecessor to TD Waterhouse Investor Services, Inc.) dated October 15, 1996 (see Note C)

(9)	Amendment to Shareholder Services Agreement for TD Waterhouse Investor Services, Inc. dated March 7, 2001 (see Note I)

(10)	Amended Form of Shareholder Services Agreement for TD Waterhouse Affiliated Broker/Dealers (see Note K)

(11)	Form of Shareholder Services Agreement for TD Ameritrade, Inc. dated December 11, 2006 (see Note Q)

(12)	Shareholder Services Agreement for TD Banknorth dated September 18, 2006 (see Note P)

(13)	Amended Schedule A to Shareholder Services Agreement for TD Banknorth dated September 24, 2007 (see Note R)

(14)	Administration Agreement between Registrant and TD Asset Management USA Inc. dated June 1, 2005 (see Note M)

(15)	Amendment to Administration Agreement between Registrant and TD Asset Management USA Inc., reflecting elimination of fees (see Note M)

(16)	Amendment to Administration Agreement between Registrant and TD Asset Management USA Funds Inc. dated September 18, 2006 (see Note O)

(17)	Sub-Administration Agreement between the Administrator and BISYS Fund Services Ohio, Inc. dated March 22, 2007 (see Note R)

(18)	State Registration Services Agreement between Registrant and Clear Sky Corporation dated November 27, 1995 (see Note B)

(19)	Amendment to State Registration Services Agreement dated September 18, 2006 (see Note O)

(20)	Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI Investments Mutual Funds Services dated September 1, 2000 (see Note H)

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	(21)	Amendment to Accounting Services Agreement dated May 31, 2005 (see Note M)

	(22)	Amendment to Accounting Services Agreement dated August 31, 2005 (see Note M)

	(23)	Amended Schedule A to Accounting Services Agreement dated September 18, 2006 (see Note O)

	(24)	Amendment to Accounting Services Agreement dated August 31, 2007 (see Note R)

(i)		Opinion and Consent of Venable LLP as to legality of the securities being registered (see Note N)

(j)	(1)	Consent of Willkie Farr & Gallagher LLP (see Note R)

	(2)	Consent of Independent Registered Public Accountant (see Note R)

(k)		Inapplicable

(l)	(1)	Subscription Agreement between Registrant and FDI Distribution Services, Inc. dated December 12, 1995 (see Note A)

(2)

Subscription Agreement between Registrant and FDI Distribution Services, Inc., on behalf of California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio, dated August 31, 2000 (see Note I)

(m)	(1)

Registrant’s Distribution Plan relating to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (see Note L)

(2)

Amended Exhibit A to the Distribution Plan relating to TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (See Note Q)

	(3)	Registrant’s Distribution Plan relating solely to the Institutional Commercial Class of each of TDAM Institutional Money Market Fund and TDAM Institutional U.S. Government Fund (see Note R)

(n)		Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 for Registrant dated September 24, 2007 (see Note R)

(o)		Reserved

(p)	(1)	Code of Ethics of Registrant approved December 11, 2006 (see Note O)

	(2)	Code of Ethics of the Investment Manager dated June 2005 (see Note M)

	(3)	Amended Code of Ethics of Investment Manager dated June 2005, revised as of July 28, 2005 (see Note M)

	(4)	Amended Code of Ethics of Investment Manager dated November 1, 2006 (see Note O)

	(5)	Code of Ethics of SEI Investments Distribution Co. (see Note R)

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(6)	SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics (see Note K)

Other Exhibits:

Power of Attorney for George F. Staudter, Richard Dalrymple, Peter B.M. Eby and Lawrence Toal as of March 22, 2007 (see Note R)

Delegation Agreement for Retail Funds dated September 19, 2002 (see Note J)

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Note A:	Filed as an exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 12, 1995, and incorporated herein by reference.

Note B:	Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on June 20, 1996, and incorporated herein by reference.

Note C:	Filed as an exhibit to Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 28, 1997, and incorporated herein by reference.

Note D:	Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 19, 1997, and incorporated herein by reference.

Note E:	Filed as an exhibit to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 13, 1998, and incorporated herein by reference.

Note F:	Filed as an exhibit to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 15, 1999, and incorporated herein by reference.

Note G:	Filed as an exhibit to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 23, 1999, and incorporated herein by reference.

Note H:	Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 28, 2000, and incorporated herein by reference.

Note I:	Filed as an exhibit to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 26, 2001, and incorporated herein by reference.

Note J:	Filed as an exhibit to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 31, 2003, and incorporated herein by reference.

Note K:	Filed as an exhibit to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 30, 2004, and incorporated herein by reference.

Note L:	Filed as an exhibit to Registrant’s Registration Statement on Form N-14, File Nos. 33-96132; 811-9086, on November 8, 2005, and incorporated herein by reference.

Note M:	Filed as an exhibit to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 22, 2006, and incorporated herein by reference.

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Note N:	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on October 4, 2006, and incorporated herein by reference.

Note O:

Filed as an exhibit to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 18, 2006, and incorporated herein by reference.

Note P:

Filed as an exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 18, 2006, and incorporated herein by reference.

Note Q:

Filed as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on December 20, 2006, and incorporated herein by reference.

Note R:

Filed as an exhibit to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A, File Nos. 33-96132; 811-9086, on February 28, 2008, and incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

        Not applicable.

Item 25. Indemnification.

        Section 2-418 of the General Corporation Law of the State of Maryland, Article IX of the Registrant’s Articles of Incorporation, as referenced herein, Article V of the Registrant’s By-Laws, as referenced herein, and the Investment Management Agreement, as referenced herein, provide for indemnification.

        The Articles of Incorporation and By-Laws provide that to the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Registrant shall have any liability to the Registrant or to its shareholders for damages.

        The Articles of Incorporation and By-Laws further provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law and the Investment Company Act; that the Registrant shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with applicable law. The Board of Directors may, through by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation or By-Laws protects any director or officer of the Registrant against any liability to the Registrant or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

        Section 2-418 of the General Corporation Law of the State of Maryland provides that a corporation may indemnify any director made a party to any proceeding by reason of service in that capacity unless it is established that (i) the act or omission of the director was material to the matter giving rise to the proceeding; and (a) was committed in bad faith; or (b) was the result of active and deliberate dishonesty; or (ii) the director actually received an improper personal benefit in money, property, or services; or (iii) in the case of any criminal proceeding, the director had

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reasonable cause to believe that the act or omission was unlawful. Section 2-418 permits indemnification to be made against judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding; however, if the proceeding was one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation. A director may not be indemnified under Section 2-418 in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director’s official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

        Unless limited by the Registrant’s charter, a director who has been successful, on the merits or otherwise, in the defense of any proceeding referred to above shall be indemnified against any reasonable expenses incurred by the director in connection with the proceeding. Reasonable expenses incurred by a director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding upon receipt by the corporation of (i) a written affirmation by the director of the director’s good faith belief that the standard of conduct necessary for indemnification by the corporation has been met; and (ii) a written undertaking by or on behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

        The indemnification and advancement of expenses provided or authorized by Section 2-418 may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

        Under Section 2-418, a corporation may indemnify and advance expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors and a corporation, in addition, may indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

        Under Section 2-418, a corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position, whether or not the corporation would have the power to indemnify against liability under the provisions of such Section. A corporation also may provide similar protection, including a trust fund, letter of credit, or surety bond, not inconsistent with the foregoing. The insurance or similar protection may be provided by a subsidiary or an affiliate of the corporation.

        Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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Item 26. Business and Other Connections of Investment Adviser.

        The following persons are the directors and officers of the Investment Manager:

        MALCOM LANG*, Treasurer, Chief Financial Officer and Director of the Investment Manager since December 19, 2006.

        DAVID A. HARTMAN*, Managing Director of the Investment Manager since January 2006; and Senior Vice President and Chief Investment Officer of the Investment Manager from October 1995 to December 2005.

        ROBERT F. MACLELLAN*, Director of the Investment Manager or its predecessor since November 2000; Chairman of the Investment Manager or its predecessor since 1999; Chief Executive Officer of TD Investment Management Inc. from July 1999 - May 2005; and Chairman, Chief Executive Officer and Director of the Investment Manager’s predecessor since 1995. Mr. MacLellan served as President and Chief Executive Officer (2001-2003) and Officer (2003-2003) of TD Investment Services Inc. and as Chairman and Chief Executive Officer (2002-2002) and Officer (2002-2003) of TD Waterhouse Canada Inc.

        BARBARA F. PALK*, President (since 2002) and Director (since 2000) of the Investment Manager or its predecessor; President of TD Asset Management Inc. since 2002; and Senior Vice President of The Toronto-Dominion Bank since 1997.

        WILLIAM SONG*, General Counsel, Director and Secretary of the Investment Manager since April 2007; Vice President and Director of the Investment Manager since October 2006.

        MICHELE R. TEICHNER*, Managing Director of the Investment Manager since January 2006; Chief Compliance Officer of the Investment Manager since June 2004; and Chief Compliance Officer of the Registrant since June 2004. Ms. Teichner has served as Senior Vice President of TD Waterhouse Asset Management, Inc. from August 1996 to December 2005.

*	Address: 31 West 52nd Street, 21st Floor, New York, NY 10019

Item 27. Principal Underwriters:

(a)

Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
Oak Associates Funds	February 27, 1998

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CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Optique Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
Barclays Global Investors Funds	March 31, 2003
SEI Opportunity Fund, LP	October 1, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8. 2007
Accessor Funds	March 1, 2007
TD Asset Management USA Funds	July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)        Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—
Maxine Chou	Chief Financial Officer & Treasurer	—
Thomas Rodman	Chief Operations Officer	—
John C. Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering
	Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John Coary	Vice President & Assistant Secretary	—
John Cronin	Vice President	—
Robert McCarthy	Vice President	—
Robert Silvestri	Vice President	—
Michael Farrell	Vice President	—

Item 28. Location of Accounts and Records.

        All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant’s Investment Manager and Administrator, TD Asset Management USA Inc., 31 West 52nd Street, 21st Floor, New York, New York 10019, or (i) in the case of records concerning custodial functions, at the offices of the Registrant’s Custodian, The Bank of New York, One Wall Street, New York, New York 10286; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant’s Transfer Agent and Dividend Disbursing Agent, Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219; or TD AMERITRADE Clearing, Inc., 100 North Ameritrade Place, Bellevue, NE 68005; (iii) in the case of records concerning administration and certain other functions, at the

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offices of the Fund’s Sub-Administrator, Citi Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110; (iv) in the case of the Funds’ Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 and (iv) in the case of records concerning fund accounting functions, at the offices of the Fund’s fund accountant, SEI Investments Global Fund Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456-1100.

Item 29. Management Services.

        Not applicable.

Item 30. Undertakings.

        Not applicable.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused of this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 5th day of March, 2008.

TD Asset Management USA Funds Inc.
Registrant

By:	/s/ David A. Hartman
David A. Hartman President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David A. Hartman	President and	March 5, 2008
David A. Hartman	Chief Executive Officer

/s/ Christopher Salfi	Treasurer and	March 5, 2008
Christopher Salfi	Chief Financial Officer

	Chairman of the Board	March 5, 2008
George F. Staudter*	and Director

Richard W. Dalrymple*	Director	March 5, 2008

Peter B.M. Eby*	Director	March 5, 2008

Lawrence J. Toal*	Director	March 5, 2008

*By	/s/ Michele Teichner
Michele Teichner Attorney-in-Fact pursuant to a power of attorney

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Exhibit Index

Exhibit	Document

h(5)	Amendment to Transfer Agency Agreement between Registrant and Citi Fund Services Ohio, Inc.

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